Other reserves (Details) $ in Thousands				12 Months Ended		18 Months Ended
		Aug. 31, 2017 USD ($) £ / $	Aug. 31, 2017 GBP (£) £ / $	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Oct. 31, 2018 USD ($)		Sep. 01, 2017 USD ($)
Reconciliation of other reserves [Roll forward]
Reallocation of merger reserve				$ 0	$ 0	$ 0
Return of Value - share consolidation						0
Issue and redemption of B shares						(500,000)
Acquisition of the HPE Software business						6,514,170
Other reserve transaction details [Abstract]
Amount of intercompany receivable transferred						1,373,000
Intercompany loan settlement amount						408,200
Amount expected to be settled in qualifying consideration						2,347,600
Return of value effected through an issue and redemption of B shares		$ 500,000
Increase (decrease) through issue and redemption of shares						(500,000)
Share consolidation ratio | £ / $		0.9263	0.9263
Bought back amount for each share | £			£ 0.01
Amount transferred to capital redemption reserve		$ 2,900
Amount recognised in hedging reserve in relation to hedging transactions						70,000
Merger reserve				338,104		3,724,384
HPE Software Business [Member]
Other reserve transaction details [Abstract]
Merger reserve								$ 6,485,400
Share Premium [Member]
Reconciliation of other reserves [Roll forward]
Reallocation of merger reserve				0	0	0
Return of Value - share consolidation						0
Issue and redemption of B shares		(156,700)		0	0	(156,683)
Acquisition of the HPE Software business						0
Other reserve transaction details [Abstract]
Increase (decrease) through issue and redemption of shares		(156,700)		0	0	(156,683)
Other Reserves [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				1,151,467	1,331,467	501,467
Reallocation of merger reserve	[1]			(650,000)	(180,000)	(2,755,800)
Return of Value - share consolidation	[2]					2,926
Issue and redemption of B shares	[2]					156,683
Hedge accounting	[3]					86,381
Deferred tax movement on hedging	[3]					(16,413)
Acquisition of the HPE Software business	[4]					6,485,397
Ending balance				501,467	1,151,467	4,460,641
Other reserve transaction details [Abstract]
Increase (decrease) through issue and redemption of shares	[2]					156,683
Capital Redemption Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				163,363	163,363	163,363
Reallocation of merger reserve	[1]			0	0	0
Return of Value - share consolidation	[2]					2,926
Issue and redemption of B shares		500,000				500,000	[2]
Hedge accounting	[3]					0
Deferred tax movement on hedging	[3]					0
Acquisition of the HPE Software business	[4]					0
Ending balance				163,363	163,363	666,289
Other reserve transaction details [Abstract]
Increase (decrease) through issue and redemption of shares		500,000				500,000	[2]
Merger Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				988,104	1,168,104	338,104
Reallocation of merger reserve	[1]			(650,000)	(180,000)	(2,755,800)
Return of Value - share consolidation	[2]					0
Issue and redemption of B shares		(343,300)				(343,317)	[2]
Hedge accounting	[3]					0
Deferred tax movement on hedging	[3]					0
Acquisition of the HPE Software business	[4]					6,485,397
Ending balance				338,104	988,104	3,724,384
Other reserve transaction details [Abstract]
Increase (decrease) through issue and redemption of shares		$ (343,300)				(343,317)	[2]
Hedging Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				0	0	0
Reallocation of merger reserve	[1]			0	0	0
Return of Value - share consolidation	[2]					0
Issue and redemption of B shares	[2]					0
Hedge accounting	[3]					86,381
Deferred tax movement on hedging	[3]					(16,413)
Acquisition of the HPE Software business	[4]					0
Ending balance				$ 0	$ 0	69,968
Other reserve transaction details [Abstract]
Increase (decrease) through issue and redemption of shares	[2]					$ 0

[1]	The Company has transferred amounts from the merger reserve to retained earnings pursuant to the UK company law. The parent company previously transferred the investment in The Attachmate Group ("TAG") to a wholly owned subsidiary for an intercompany receivable in the amount of $1,373m. During the period, the parent company also transferred the investment in the HPE Software business to a wholly owned subsidiary in exchange for an intercompany receivable. An amount of $2,755.8m has been transferred from the merger reserve to retained earnings (April 30, 2017: $650.0m; April 30, 2016: $180.0m). Of the $2,755.8m merger reserve transfer in the period, $408.2m of the intercompany loan has been settled in the period and the remaining $2,347.6m is expected to be settled in qualifying consideration during the year to October 31, 2019. It therefore meets the definition of qualifying consideration and is available for dividend distribution to the parent company's shareholders.
[2]	On August 31, 2017 a Return of Value was made to shareholders amounting to $500.0m. The Return of Value was effected through an issue and redemption of B shares, and resulted in a $500.0m increase in the capital redemption reserve, a $343.3m reduction in the merger reserve and a $156.7m reduction in share premium. The return of value was accompanied by a 0.9263 share consolidation and the share consolidation resulted in the issue of D deferred shares which were subsequently bought back for 1 pence, resulting in a transfer of $2.9m to the capital redemption reserve.
[3]	$70.0m was recognised in the hedging reserve in relation to hedging transactions entered into in the 18 months ended October 31, 2018.
[4]	On September 1, 2017 the acquisition of the HPE Software business was completed (note 39). As a result of this a merger reserve was created of $6,485.4m. The acquisition was structured by way of equity consideration; this transaction fell within the provisions of section 612 of the Companies Act 2006 (merger relief) such that no share premium was recorded in respect of the shares issued. The parent company chose to record its investment in the HPE Software business at fair value and therefore recorded a merger reserve equal to the value of the share premium which would have been recorded had section 612 of the Companies Act 2006 not been applicable (i.e. equal to the difference between the fair value of the HPE Software business and the aggregate nominal value of the shares issued).